Cover	Mar. 10, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The Company is amending Item 8.01 of the Current Report on Form 8-K filed on March 9, 2023 (the “Original Form 8-K”) solely to correct the reference to the record date for the cash dividend of $0.11 per share declared on March 6, 2023. The Original Form 8-K incorrectly stated the record date as March 10, 2023. The correct record date is March 20, 2023. The dividend will be paid in March 31, 2023. The Company issued a press release with respect to the correction, which is furnished as Exhibit 99.2
Document Period End Date	Mar. 10, 2023
Entity File Number	000-56451
Entity Registrant Name	Strawberry Fields REIT, Inc.
Entity Central Index Key	0001782430
Entity Tax Identification Number	84-2336054
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	6101 Nimtz Parkway
Entity Address, City or Town	South Bend
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46628
City Area Code	(574)
Local Phone Number	807-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value
Trading Symbol	STRW
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false